TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.5%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 2.6%
----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                         83,000      $ 1,284,840
----------------------------------------------------------------------
                                                           $ 1,284,840
----------------------------------------------------------------------
Aerospace and Defense -- 0.7%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                    5,450      $   327,817
----------------------------------------------------------------------
                                                           $   327,817
----------------------------------------------------------------------
Auto and Parts -- 1.3%
----------------------------------------------------------------------
Advance Auto Parts, Inc.(1)                    11,800      $   631,890
----------------------------------------------------------------------
                                                           $   631,890
----------------------------------------------------------------------
Biotechnology -- 3.1%
----------------------------------------------------------------------
Biogen, Inc.(1)                                21,000      $   770,490
Cephalon, Inc.(1)                              15,000          754,050
----------------------------------------------------------------------
                                                           $ 1,524,540
----------------------------------------------------------------------
Broadcasting and Cable -- 4.0%
----------------------------------------------------------------------
Clear Channel Communications, Inc.(1)           8,500      $   314,925
USA Interactive, Inc.(1)                       64,200        1,623,618
----------------------------------------------------------------------
                                                           $ 1,938,543
----------------------------------------------------------------------
Broadcasting and Radio -- 0.6%
----------------------------------------------------------------------
Cumulus Media, Inc. Class A(1)                 16,000      $   274,240
----------------------------------------------------------------------
                                                           $   274,240
----------------------------------------------------------------------
Business Services -- 1.8%
----------------------------------------------------------------------
H&R Block, Inc.                                 4,840      $   214,799
On Assignment, Inc.(1)                         78,000          663,078
----------------------------------------------------------------------
                                                           $   877,877
----------------------------------------------------------------------
Communications Services -- 1.7%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                  52,500      $   823,200
----------------------------------------------------------------------
                                                           $   823,200
----------------------------------------------------------------------
Computer Services -- 2.5%
----------------------------------------------------------------------
Concord EFS, Inc.(1)                           85,000      $ 1,213,800
----------------------------------------------------------------------
                                                           $ 1,213,800
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 0.5%
----------------------------------------------------------------------
Altiris, Inc.(1)                               15,000      $   193,950
Centra Software, Inc.(1)                       35,000           28,700
----------------------------------------------------------------------
                                                           $   222,650
----------------------------------------------------------------------
Computers and Business Equipment -- 0.9%
----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   57,500      $   439,300
----------------------------------------------------------------------
                                                           $   439,300
----------------------------------------------------------------------
Drug Distribution -- 1.8%
----------------------------------------------------------------------
AmerisourceBergen Corp.                        12,500      $   889,375
----------------------------------------------------------------------
                                                           $   889,375
----------------------------------------------------------------------
Drugs -- 8.6%
----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                        49,300      $   986,000
Biovail Corp.(1)                               33,000        1,044,450
King Pharmaceuticals, Inc.(1)                  42,000          644,700
Prana Biotechnology Ltd.(1)                     1,000              971
Taro Pharmaceutical Industries Ltd.(1)         25,000          868,750
Teva Pharmaceutical Industries Ltd.             8,500          658,155
----------------------------------------------------------------------
                                                           $ 4,203,026
----------------------------------------------------------------------
Electronic Manufacturing Services -- 2.8%
----------------------------------------------------------------------
Flextronics International, Ltd.(1)            126,000      $ 1,053,360
FLIR Systems, Inc.(1)                           7,000          331,310
----------------------------------------------------------------------
                                                           $ 1,384,670
----------------------------------------------------------------------
Financial Services -- 5.1%
----------------------------------------------------------------------
Ameritrade Holding Corp. Class A(1)           242,000      $ 1,098,680
Citigroup, Inc.                                12,500          461,875
E*Trade Group, Inc.(1)                        105,000          472,500
Legg Mason, Inc.                               10,000          464,600
----------------------------------------------------------------------
                                                           $ 2,497,655
----------------------------------------------------------------------
Gas Pipeline -- 1.0%
----------------------------------------------------------------------
Kinder Morgan Management, LLC(1)                9,000      $   267,570
Kinder Morgan, Inc.                             6,000          219,660
----------------------------------------------------------------------
                                                           $   487,230
----------------------------------------------------------------------
Health Care Services -- 10.6%
----------------------------------------------------------------------
American Healthcorp, Inc.(1)                   20,000      $   393,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Health Care Services (continued)
----------------------------------------------------------------------
AMN Healthcare Services, Inc.(1)               36,400      $   526,344
Cross Country, Inc.(1)                         48,000          592,320
Davita, Inc.(1)                                    50            1,199
Laboratory Corp. of America Holdings(1)        21,000          506,100
MIM Corp.(1)                                  141,760        1,015,002
PacifiCare Health Systems, Inc. Class
A(1)                                           57,200        1,690,832
United Surgical Partners International,
Inc.(1)                                        22,000          436,920
----------------------------------------------------------------------
                                                           $ 5,161,717
----------------------------------------------------------------------
Industrial -- 2.5%
----------------------------------------------------------------------
Tyco International Ltd.                        83,000      $ 1,200,180
----------------------------------------------------------------------
                                                           $ 1,200,180
----------------------------------------------------------------------
Insurance -- 2.5%
----------------------------------------------------------------------
ACE Ltd.                                       15,000      $   461,250
Kingsway Financial Services, Inc.(1)           27,300          207,207
MGIC Investment Corp.                             540           22,658
Progressive Corp.                              10,000          550,000
----------------------------------------------------------------------
                                                           $ 1,241,115
----------------------------------------------------------------------
Internet Services -- 11.5%
----------------------------------------------------------------------
Getty Images, Inc.(1)                          36,000      $ 1,031,760
Overture Services, Inc.(1)                    105,900        2,915,427
Websense, Inc.(1)                              32,000          646,080
Yahoo!, Inc.(1)                                70,000        1,044,400
----------------------------------------------------------------------
                                                           $ 5,637,667
----------------------------------------------------------------------
Investment Services -- 0.9%
----------------------------------------------------------------------
PMI Group, Inc.                                15,000      $   447,000
----------------------------------------------------------------------
                                                           $   447,000
----------------------------------------------------------------------
Leisure and Tourism -- 6.3%
----------------------------------------------------------------------
Hotels.com Class A(1)                          49,750      $ 3,101,913
----------------------------------------------------------------------
                                                           $ 3,101,913
----------------------------------------------------------------------
Medical Products -- 2.3%
----------------------------------------------------------------------
Cyberonics, Inc.(1)                            12,000      $   192,000
Cytyc Corp.(1)                                 55,000          575,300
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Medical Products (continued)
----------------------------------------------------------------------
Thoratec Corp.(1)                              40,000      $   356,000
----------------------------------------------------------------------
                                                           $ 1,123,300
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.7%
----------------------------------------------------------------------
Hanover Compressor Co.(1)                      79,000      $   828,710
----------------------------------------------------------------------
                                                           $   828,710
----------------------------------------------------------------------
Pharmaceuticals -- 0.7%
----------------------------------------------------------------------
Aaipharma, Inc.(1)                             22,300      $   336,284
----------------------------------------------------------------------
                                                           $   336,284
----------------------------------------------------------------------
Retail -- 3.1%
----------------------------------------------------------------------
CSK Auto Corp.(1)                              29,000      $   359,600
Hollywood Entertainment Corp.(1)               59,400        1,167,804
----------------------------------------------------------------------
                                                           $ 1,527,404
----------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                           15,000      $   288,600
----------------------------------------------------------------------
                                                           $   288,600
----------------------------------------------------------------------
Semiconductor Equipment -- 0.5%
----------------------------------------------------------------------
Cymer, Inc.(1)                                 10,000      $   251,200
----------------------------------------------------------------------
                                                           $   251,200
----------------------------------------------------------------------
Semiconductors -- 2.5%
----------------------------------------------------------------------
ASM Lithography Holding NV(1)                  29,000      $   249,400
SanDisk Corp.(1)                               13,000          257,010
SIPEX Corp.(1)                                140,000          229,600
STMicroelectronics NV                          26,000          511,420
----------------------------------------------------------------------
                                                           $ 1,247,430
----------------------------------------------------------------------
Software -- 3.4%
----------------------------------------------------------------------
Eidos PLC(1)                                  265,000      $   476,788
Microsoft Corp.(1)                             22,000        1,176,340
----------------------------------------------------------------------
                                                           $ 1,653,128
----------------------------------------------------------------------
Specialty Retail -- 1.4%
----------------------------------------------------------------------
GameStop Corp.(1)                              14,800      $   264,920
Michaels Stores, Inc.(1)                        7,000          314,720

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Specialty Retail (continued)
----------------------------------------------------------------------
Rona, Inc.(1)                                  13,100      $   112,968
----------------------------------------------------------------------
                                                           $   692,608
----------------------------------------------------------------------
Telecommunications - Services -- 4.1%
----------------------------------------------------------------------
IDT Corp.(1)                                   45,000      $   774,000
Qwest Communications International,
Inc.(1)                                       360,000        1,220,400
----------------------------------------------------------------------
                                                           $ 1,994,400
----------------------------------------------------------------------
Transportation -- 0.8%
----------------------------------------------------------------------
Arkansas Best Corp.(1)                          5,000      $   149,750
Roadway Corp.                                   3,000          120,210
Yellow Corp.(1)                                 5,000          138,450
----------------------------------------------------------------------
                                                           $   408,410
----------------------------------------------------------------------
Wireless Communications -- 4.1%
----------------------------------------------------------------------
Nokia Oyj ADR                                 106,000      $ 1,761,720
QUALCOMM, Inc.(1)                               7,000          241,640
----------------------------------------------------------------------
                                                           $ 2,003,360
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $44,344,128)                           $48,165,079
----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
G.E. Capital Corp., 1.90%, 11/1/02           $  1,926      $ 1,926,000
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,926,000)                         $ 1,926,000
----------------------------------------------------------------------
Total Investments -- 102.4%
   (identified cost $46,270,128)                           $50,091,079
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (2.4)%                   $(1,195,081)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $48,895,998
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $46,270,128)                           $50,091,079
Cash                                              698
Interest and dividends receivable              12,983
Prepaid expenses                                  184
-----------------------------------------------------
TOTAL ASSETS                              $50,104,944
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,177,594
Payable to affiliate for Trustees' fees           638
Accrued expenses                               30,714
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,208,946
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,895,998
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $45,075,052
Net unrealized appreciation (computed on
   the basis of identified cost)            3,820,946
-----------------------------------------------------
TOTAL                                     $48,895,998
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $621)    $     71,310
Interest                                        50,350
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    121,660
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    317,728
Trustees' fees and expenses                      5,460
Custodian fee                                   48,966
Legal and accounting services                   24,745
Miscellaneous                                    6,579
------------------------------------------------------
TOTAL EXPENSES                            $    403,478
------------------------------------------------------

NET INVESTMENT LOSS                       $   (281,818)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(11,470,375)
   Securities sold short                       752,221
   Foreign currency transactions                   218
------------------------------------------------------
NET REALIZED LOSS                         $(10,717,936)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  1,856,909
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  1,856,909
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (8,861,027)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (9,142,845)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (281,818) $        (68,934)
   Net realized loss                           (10,717,936)       (6,936,252)
   Net change in unrealized
      appreciation (depreciation)                1,856,909         1,554,640
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (9,142,845) $     (5,450,546)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     42,921,678  $     39,473,298
   Withdrawals                                 (19,274,525)       (3,643,372)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     23,647,153  $     35,829,926
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     14,504,308  $     30,379,380
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $     34,391,690  $      4,012,310
----------------------------------------------------------------------------
AT END OF YEAR                            $     48,895,998  $     34,391,690
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                        YEAR ENDED OCTOBER 31,
                                  -----------------------------------
                                    2002        2001        2000(1)
---------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                          0.82%       1.09%        1.36%(2)
   Expenses after custodian
      fee reduction                  0.82%       1.09%        1.28%(2)
   Net investment loss              (0.58)%     (0.36)%      (0.21)%(2)
Portfolio Turnover                    225%        324%          90%
---------------------------------------------------------------------
TOTAL RETURN(3)                    (12.80)%        --           --
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $48,896     $34,392       $4,012
---------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Multi-Cap Opportunity Portfolio (formerly Capital Appreciation Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2002, the advisory fee amounted to $317,728. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $133,968,976 and $103,335,578, respectively, for the year ended October 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $47,869,718
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,689,104
    Gross unrealized depreciation              (3,467,743)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,221,361
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2002 there were no outstanding obligations under these financial instruments.

7 Name Change
-------------------------------------------
   Effective March 1, 2002, Capital Appreciation Portfolio changed its name to Tax-Managed Multi-Cap Opportunity Portfolio.

TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED MULTI-CAP OPPORTUNITY PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio) as of October 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2002 and 2001, and the supplementary data for the years ended October 31, 2002 and 2001, and for the period from the start of business
June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Tax-Managed Multi-Cap Opportunity Portfolio at October 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Tax-Managed Multi-Cap Opportunity Portfolio (the Portfolio), are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2000      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVM and their
                                             since 2000      corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2000      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                 and Director of
                                             since 2000      Harvard University                                 Telect, Inc.
                                                             Graduate School of                              (telecommunication
                                                             Business Administration.                         services company)

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2000      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management Co.,
                                                             Inc. (an investment
                                                             management company)
                                                             (since November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds
                                                             (mutual funds).

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                   None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2000      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                       WITH THE TRUST        OFFICE AND
      NAME AND            AND THE            LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59             the Trust                           Officer of 34 investment
                                                             companies managed by EVM or
                                                             BMR.

 Arieh Coll          Vice President of       Since 2000      Vice President of EVM and BMR.
 11/9/63               the Portfolio                         Officer of 3 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President and
 Jr. 5/31/58               Trust                             Chief Investment Officer of
                                                             EVM and BMR and Director of
                                                             EVC. Officer of 50 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57       the Trust                           Officer of 125 investment
                                                             companies managed by EVM or
                                                             BMR.

 Duncan W.           Vice President of   Vice President of   Senior Vice President and
 Richardson              the Trust;       the Trust since    Chief Equity Investment
 10/26/57             President of the   2001; President of  Officer of EVM and BMR.
                         Portfolio         the Portfolio     Officer of 40 investment
                                             since 2002      companies managed by EVM or
                                                             BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan M. Schiff     Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44             the Trust                           Officer of 36 investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD and EVC. Officer of
                                            since 2000       190 investment companies
                                                             managed by EVM or BMR.

EATON VANCE TAX-MANAGED MULTI-CAP OPPORTUNITY FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)           TERM OF
                       WITH THE TRUST        OFFICE AND
      NAME AND            AND THE            LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Kristin S.           Treasurer of the     Since 2002(2)     Assistant Vice President of
 Anagnost 6/12/65        Portfolio                           EVM and BMR. Officer of 109
                                                             investment companies managed
                                                             by EVM or BMR (since January
                                                             1998). Formerly, manager at
                                                             Chase Global Funds Services
                                                             Company.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.